Expense Example - Class K - BlackRock Advantage SMID Cap Fund, Inc. - Class K Shares	Feb. 28, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 44
Expense Example, with Redemption, 3 Years	155
Expense Example, with Redemption, 5 Years	293
Expense Example, with Redemption, 10 Years	$ 696